CONTINGENT LIABILITIES (Leonardo L.P. Claim) (Details)	12 Months Ended				0 Months Ended				12 Months Ended				0 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Jul. 25, 2012 Leonardo L.P. [Member] USD ($)	Jul. 25, 2012 Leonardo L.P. [Member] ILS	Jun. 13, 2011 Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Leonardo L.P. [Member] ILS	Dec. 31, 2011 Leonardo L.P. [Member] USD ($)	Dec. 31, 2010 Leonardo L.P. [Member] USD ($)	Oct. 31, 2011 Leonardo L.P. [Member] USD ($)	Oct. 31, 2011 Leonardo L.P. [Member] ILS	Jul. 25, 2012 Ituran Location And Control [Member] USD ($)	Jul. 25, 2012 Ituran Location And Control [Member] ILS	Dec. 31, 2012 Ituran Location And Control [Member] USD ($)	Dec. 31, 2010 Ituran Location And Control [Member] USD ($)	Jun. 13, 2011 Damages Awarded Less Interest, Legal Fees, And Linkage Differences [Member] Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Leonardo L.P. [Member] ILS
Contingent Liabilities, Liens and Guarantees [Line Items]
Damages awarded							$ 22,700,000	78,700,000									$ 9,600,000	$ 300,000	1,200,000
Other non-operating income, net		166,000	(6,755,000)												6,700,000
Other non-operating expense																14,700,000
Settlements of litigation obligation in connection with financial transaction			(7,462,000)
Amount presented as capital notes										5,900,000
Amount presented as capital notes, adjustment									600,000
Deposit in escrow, amount				4,900,000							22,400,000	81,900,000
Escrow deposit disbursements					$ 12,200,000	49,700,000							$ 7,400,000	32,200,000
Escrow account surplus release ratio					60.00%	60.00%							40.00%	40.00%